Average Annual Total Returns - Class Z Shares - Alger International Focus Fund - ABC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI AC WORLD INDEX ex USA (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	43.76%	12.12%	9.03%	43.76%	10.63%	8.18%	25.91%	8.80%	6.88%	11.13%	9.44%	5.40%